Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC SELECT FUND
Prospectus Date	rr_ProspectusDate	May 01, 2014
Portfolio Optimization Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Optimization Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	This Fund seeks moderately high, long-term capital appreciation with low, current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or variable life insurance policy. For information on these charges, please refer to the applicable contract or policy prospectus.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 14% of the average value of the Fund.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

		This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be higher if it did. Keep in mind that this is only an estimate; actual expenses and performance may vary.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	This Fund seeks to achieve its investment goal through a strategy of allocating its assets to diverse investment styles within the two major asset classes of equity and debt securities. Under normal market conditions, the Fund maintains a balance between the two major asset classes of equity and debt by allocating its assets in the following target amounts:

	Asset Class
Fund	Debt	Equity
Portfolio Optimization Growth Portfolio	25%	75%

The Fund is a “fund of funds” that seeks to achieve its investment goal through a strategy of allocating its assets among other Funds of the Trust (“Underlying Funds”). Within the broad asset classes of debt and equity, the Fund diversifies its holdings by investing in Underlying Funds that represent a variety of investment styles and security types, including alternative or non-traditional investment strategies. Alternative or nontraditional investment strategies generally are expected to have low to moderate correlation to traditional equity and debt investments and, as a result, may offer diversification benefits. The portion of the Fund invested in equity securities may be allocated to Underlying Funds that, in turn, invest in equity securities that may include, among others:
  Growth, value and “core” stocks;
  Market capitalizations that represent large, mid and small sized companies;
  Stocks of companies with a history of paying dividends;
  Sector funds; and
  Domestic and international stocks, including emerging market stocks.
The portion of the Fund invested in debt securities may be allocated to Underlying Funds that, in turn, invest in debt securities that may include, among others:
  Investment grade debt securities, which may include U.S. Government securities, corporate bonds, mortgage-related securities, and other asset-backed securities;
  International debt securities, which may include emerging market debt;
  Debt instruments of varying duration;
  High yield bonds;
  Floating rate loans;
  Inflation-indexed bonds; and
  Money market instruments.
The portion of the Fund invested in alternative or non-traditional investment strategies may be allocated to Underlying Funds that, in turn, invest in equity or debt securities or other instruments, which may include, among others:
  Forward foreign currency contracts;
  Foreign currency options;
  High yield debt securities;
  Swaps (such as interest rate, cross-currency, total return and credit default swaps);
  Futures contracts on securities, indices, currencies and other investments; and
  Precious metals-related equity securities.
The Fund will also invest a portion of its assets in the Tactical Strategy Portfolio and the Tactical International Portfolio (the “Tactical Portfolios”). The amount invested in the Tactical Portfolios is generally not expected to exceed 15% of the Fund’s total assets. By investing in the Tactical Portfolios the Fund generally expects to capture much (but not all) of the equity market returns in stable or low volatility market conditions, while reducing (but not eliminating) risk in unstable or volatile markets. As a result, the Fund expects to experience dampened volatility without materially changing the Fund’s long-term upside potential over a complete market cycle.

By investing in the Tactical Portfolios, the Fund’s overall equity exposure will be reduced when the Tactical Portfolios reduce their equity exposure. Similarly, when the Tactical Portfolios have full exposure to the large-capitalization domestic and foreign equity markets, the Fund’s overall equity exposure will be maintained as noted above. Investment in the Tactical Portfolios allows the Fund to change its equity exposure without having to make significant changes to its allocations to other Underlying Funds.

The Tactical Portfolios may implement strategies that are intended to reduce their equity exposure, and therefore, reduce the risk of market losses from investing in equity securities during periods when certain quantitative market indicators indicate that market volatility is high or is likely to increase. Higher volatility typically indicates higher risk and is often associated with declining markets. The Tactical Portfolios may reduce their large-capitalization domestic and foreign equity exposure using a variety of strategies, but will principally do so by entering into options, futures contracts, forwards, and swap transactions. The amount by which the Tactical Portfolios reduce their equity exposure will depend upon the level of quantitative market indicators of volatility. By investing in the Tactical Portfolios, PLFA intends to reduce the Fund’s overall equity exposure in times of high market volatility and to maintain the Fund’s equity allocation during times of low market volatility. During periods of high market volatility, the Fund’s investment in the Tactical Portfolios could reduce the Fund’s equity exposure by a maximum of double the Fund’s percentage investment in the Tactical Portfolios. PLFA expects that such maximum equity reduction would not be a common occurrence.

Other than the limit on investments in the Tactical Portfolios, the Fund may invest a significant portion of its assets in any single Underlying Fund. The Fund will be as fully invested as practical, but it may maintain liquidity reserves to meet redemption requests.

The asset class targets shown above are targets and the actual amounts invested in the two major asset classes may vary because of market movements, tactical decisions made by PLFA or as described above in connection with the Tactical Portfolios; however, the Fund’s assets allocated to the two major asset classes are not normally expected to vary by more than 10% from the asset class target amounts. When determining which Underlying Fund corresponds to the selected investment styles and security types, PLFA takes into account that an Underlying Fund may utilize more than one investment style and may invest in more than one type of security.

PLFA manages and oversees the Fund through a multi-step process that includes: (1) Asset Allocation/Portfolio Construction—in which asset class models are developed that seek to reflect a risk/return profile consistent with the investment goal of the Fund, and which PLFA then uses to make allocations to the Underlying Funds; (2) Manager Oversight—in which PLFA continuously reviews and evaluates the Underlying Fund Managers; and (3) Investment Risk Management—in which PLFA analyzes the risks of the Fund and their impact on the Fund’s risk/return objectives and adjusts the Fund’s allocations to Underlying Funds accordingly.

When investing purchase proceeds and meeting redemptions for the Fund, PLFA may use a methodology to identify assets to be purchased or sold by the Fund that factors in the target allocations and the current allocations of the Fund. This methodology is intended to help maintain target allocations, although there is no assurance that the Fund will maintain its target allocations using this methodology.

		For additional information, including where to obtain information, about the Fund’s investment strategies, the names and investment strategies of the Underlying Funds in which the Fund may invest and the Fund’s investments in the Underlying Funds as of the most recent month end, please see the Additional Information About Principal Investment Strategies and Risks section in this prospectus.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down. There is no guarantee that the Fund will achieve its investment goal. There may be some losses in the values of the investment as asset values fluctuate. The value of your Fund shares will fluctuate and you could lose money. The Fund may be affected by the following principal risks:
  Asset Allocation Fund of Funds Risk: As a fund of funds, the Fund typically is exposed to the same risks as the Underlying Funds in which it invests in direct proportion to the allocation of assets among those Underlying Funds. Allocations among the Underlying Funds are determined using an asset allocation process that seeks to optimize returns for the Fund by allocating among different asset classes and investment styles given various levels of risk tolerance. The theory behind asset allocation is that diversification among asset classes and investment styles can help reduce volatility over the long term, which assumes that asset classes and investment styles may not move in tandem and that positive returns in an asset class or investment style will help offset negative returns in other investments, although you still may lose money and/or experience price volatility risk, particularly during periods of broad market declines. Asset class and investment style performance may differ in the future from the historical performance and assumptions used to develop the allocations. There is a risk that you could achieve better returns by investing in an individual fund or funds representing a single asset class or investment style rather than investing in the Fund.
  Conflicts of Interest Risk: PLFA is subject to competing interests that have the potential to influence its investment decisions for the Fund. For example, PLFA may be influenced by its view of the best interests of Underlying Funds, such as a view that an Underlying Fund may benefit from additional assets or could be harmed by redemptions. In addition, PLFA may be influenced by the insurance companies which use the Fund as an investment option for their variable life and annuity products in terms of how the Fund is managed and its risk-return profile. For instance, PLFA’s management of the Fund may be influenced by the insurance companies’ financial interest in reducing the volatility of the overall contract value in light of the insurance companies’ obligations on various guarantees under those contracts, which may potentially conflict with the interests of contract owners who are invested in the Fund. PLFA seeks to identify and address any potential conflicts in a manner that is fair for Underlying Funds, the Fund and the shareholders of the Fund and Underlying Fund. PLFA has adopted a policy under which investment decisions for the Fund must be made in the best interests of the Fund and its shareholders, and PLFA may take into account the interests of an Underlying Fund and its shareholders when making investment decisions for the Fund.
Principal Risks from Holdings in Underlying Funds
  Active Management Risk: The Manager’s judgments about the value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact an Underlying Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal.
  Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk, though they generally are not as sensitive to interest rates as conventional debt securities. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.
  Correlation Risk: An Underlying Fund that represents an alternative or non-traditional investment strategy is generally expected to have low to moderate correlation with the performance of traditional equity and debt investments over long-term periods; however, its actual performance may be correlated with traditional equity and debt investments over short- or long-term periods. Should there be periods when performance is correlated, any intended diversification effect of including such alternative or non-traditional Underlying Fund as part of an asset allocation strategy may not be achieved, which may result in increased volatility in the asset allocation strategy.
  Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due.
  Currency Risk: Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of an Underlying Fund’s investments in that foreign currency and investments denominated in that foreign currency.
  Debt Securities Risk: Debt securities are subject to many risks, including interest rate risk, market and regulatory risk, credit risk, price volatility risk, and liquidity risk, which may affect their value.
  Derivatives Risk: Derivatives may be riskier than other types of investments and may increase an Underlying Fund’s volatility. Derivatives may experience large, sudden or unpredictable changes in liquidity and may be difficult to sell or unwind. Derivatives can also create investment exposure that exceeds the initial amount invested (leverage risk) - consequently, derivatives may experience very large swings in value. An Underlying Fund may lose more money using derivatives than it would have lost if it had invested directly in the underlying security or asset on which the value of a derivative is based. Derivatives may not perform as expected, so an Underlying Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. Derivatives may be difficult to value and may expose the Fund to risks of mispricing. In addition, derivatives are subject to extensive government regulation, which may change frequently and impact an Underlying Fund significantly.
  Emerging Markets Risk: Investments in or exposure to investments in emerging market countries (such as many countries in Latin America, Asia, the Middle East, Eastern Europe and Africa), including frontier markets (emerging market countries in an earlier stage of development), may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.
  Equity Securities Risk: Stock markets are volatile. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.
  Foreign Markets Risk: Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
  Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to the risk of default by, or bankruptcy of, a counterparty, which could present the risk of possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the securities or currencies. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, an Underlying Fund may miss the opportunity of obtaining a price or yield considered to be advantageous.
  Geographic Focus Risk: Focusing investments in a single country, limited number of countries, or particular geographic region increases the risk that economic, political, social, or other conditions in those countries or that region will have a significant impact on performance.
  Growth Companies Risk: Growth companies have the potential for above-average or rapid growth but may be subject to greater price volatility risk than investments in “undervalued” companies.
  High Yield or “Junk” Securities Risk: High yield securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield securities (including loans) may be more volatile than investment grade securities.
  Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.
  Interest Rate Risk: The value of bonds, fixed rate loans and short-term money market instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. It is possible that there will be less governmental action in the near future to maintain low interest rates, or that governmental actions will be less effective in maintaining low interest rates. The Federal Reserve’s tapering of its monetary stimulus quantitative easing program, by gradually winding down its bond purchases, may result in periods of dramatic market volatility and may negatively impact the value of debt instruments. The negative impact on debt instruments from resulting rate increases for that and other reasons could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, new regulations applicable to and changing business practices of broker-dealers that make markets in debt instruments may result in those broker-dealers restricting their market making activities for certain debt instruments, which may reduce the liquidity and increase the volatility of such debt instruments. Floating or adjustable rate instruments (such as most loans) typically have less exposure to interest rate fluctuations and their exposure to interest rate fluctuations will generally be limited to the period of time until the interest rate on the security is reset. There is a risk of lag in the adjustment of interest rates between the periods when these interest rates are reset.
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management, performance, financial leverage and reduced demand for the issuer’s goods or services.
  Large-Capitalization Companies Risk: Large-capitalization companies tend to have more stable prices than small- or mid-capitalization companies, but are still subject to equity securities risk. The prices of large-capitalization companies may not rise as much as the prices of companies with smaller market capitalizations.
  Leverage Risk: Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed an Underlying Fund’s principal amount invested. Leverage can magnify an Underlying Fund’s gains and losses and therefore increase its volatility. The use of leverage may result in an Underlying Fund having to liquidate holdings when it may not be advantageous to do so.
  Liquidity Risk: Liquidity is the ability to sell securities or other investments within a reasonable amount of time at approximately the price at which an Underlying Fund has valued the securities or other investments, which relies on the willingness of market participants to buy and sell securities. Certain holdings may be difficult to value, purchase and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. An Underlying Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other, more desirable, liquid securities or sell illiquid securities at a loss if needed to raise cash to conduct operations.
  Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and affect performance. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. In addition, traditionally liquid investments may experience periods of diminished liquidity. Further, market events may affect a single issuer, industry, sector, or the market as a whole. During a general downturn in the financial markets, multiple asset classes may decline in value simultaneously. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact an Underlying Fund in unforeseen ways, such as causing an Underlying Fund to alter its existing strategies or potentially, to liquidate and close.
  Mid-Capitalization Companies Risk: Mid-capitalization companies may be riskier, subject to greater price volatility risk and more vulnerable to economic, market and industry changes than larger, more established companies. Mid-capitalization companies may have a shorter history of operations, more limited ability to raise capital, inexperienced management, limited product lines, less capital reserves and liquidity and more speculative prospects for future growth, sustained earnings or market share than larger companies, and are therefore more sensitive to economic, market and industry changes.
  Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks. The value of these securities will be influenced by the factors affecting the housing market or the market for the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, these securities may decline in value, become difficult to value, become more volatile and/or become illiquid. These securities are also subject to extension risk, where issuers may pay principal later than expected, causing these securities to lengthen in duration and be more volatile in rising interest rate conditions, and prepayment and call risk, where borrowers or issuers, respectively, may pay principal sooner than expected, causing proceeds to be reinvested at lower prevailing interest rates.
  Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases an Underlying Fund’s price volatility risk and the risk that its value could go down because the poor performance of a single investment or a fewer number of investments will have a greater impact on an Underlying Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent the Underlying Fund from being managed as though it were a diversified fund.
  Price Volatility Risk: The value of an Underlying Fund’s investments may go up or down rapidly or unpredictably. To the extent an Underlying Fund invests in more volatile investments, its value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.
  Real Estate Companies Risk: Investing in companies operating in the real estate and related industries, including Real Estate Investment Trusts (“REITs”) and Real Estate Operating Companies (“REOCs”), expose an Underlying Fund to the risks of the real estate market and to risks associated with the ownership of real estate. These risks can include fluctuations in the value of or destruction of underlying properties; tenant or borrower default; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic or political events affecting the real estate industry. Real estate companies and sectors and industries that affect the performance of real estate companies (such as banking or financial institutions) may be subject to extensive government regulation, which may change unexpectedly and frequently and significantly impact an Underlying Fund. REITs and REOCs may also be affected by risks similar to investments in debt securities, including interest rate risk and credit risk.
  Short Exposure Risk: Taking a short position using derivative instruments in anticipation of a decline in the market price of the underlying reference asset, such as entering into a derivative contract to sell a currency at a predetermined price in the future (forward foreign currency contract) in anticipation of a decline in the market price of the underlying currency, is subject to the risk that the reference asset will increase in value, resulting in a loss. Such loss is theoretically unlimited. Using derivatives to take short positions is also subject to leverage risk.
  Small-Capitalization Companies Risk: Small-capitalization companies may be riskier, more susceptible to liquidity risk and price volatility risk and more vulnerable to economic, market and industry changes than larger more established companies. Small-capitalization companies may have fewer financial resources, limited product and market diversification, greater potential for volatility in earnings and business prospects, and greater dependency on a few key managers. Small-capitalization companies, particularly those in their developmental stages, may have a shorter history of operations, more limited ability to raise capital, inexperienced management, and more speculative prospects for future growth or sustained earnings or market share than larger companies.
  Underlying Funds Risk: Because an Underlying Fund may serve as an underlying fund of one or more “fund of funds” of the Trust and thus have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Underlying Fund, causing potential increases in expenses to the Underlying Fund and sale of securities in a short timeframe, both of which could negatively impact performance.
  U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.
  Value Companies Risk: Value companies are those that are thought to be undervalued and trade for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
  Volatility Management Risk: The Fund may invest a portion of its assets in the Tactical Portfolios in order to seek to manage the volatility of the Fund’s returns over the long term and to seek to provide some measure of protection in adverse equity market conditions. There can be no guarantee that such strategies will be successful or that the measurements of volatility used by the sub-adviser will correctly estimate the future volatility of the financial markets represented by a Tactical Portfolio’s respective index. As such, a Tactical Portfolio may not realize the anticipated benefits from the volatility management strategies as a result of active management risk. If the Fund’s equity exposure is increased and equity markets decline, the Fund will likely underperform funds that do not use a managed volatility strategy. If the Fund’s equity exposure is reduced and equity markets rise, the Fund may also underperform funds that do not use a managed volatility strategy. A Tactical Portfolio may also forgo gains or incur losses as a result of the implementation of this strategy in extremely low or extremely high volatility markets. A Tactical Portfolio’s volatility management strategy uses derivatives, which are subject to leverage risk and may contribute to sudden or greater losses in value, and thus, a Tactical Portfolio may incur losses that are greater than if the sub-adviser did not employ a volatility management strategy. Further, the derivatives used may have lower than expected correlation to the respective index.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your Fund shares will fluctuate and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk: An Underlying Fund that is classified as non-diversified may invest a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. This increases an Underlying Fund’s price volatility risk and the risk that its value could go down because the poor performance of a single investment or a fewer number of investments will have a greater impact on an Underlying Fund than a diversified fund with more investments. Being classified as non-diversified does not prevent the Underlying Fund from being managed as though it were a diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to three broad-based market indices, which provide broad measures of market performance. Each index included in the table below corresponds to one of three asset classes (domestic equity, debt and international equity) allocated to the Fund. To further assist in performance comparison, a composite benchmark has been presented and is comprised of the three broad-based market indices shown below based on the target allocations for the Fund that were in effect at that time. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers that were in effect during the periods presented.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to three broad-based market indices, which provide broad measures of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and worst quarterly performance reflected within the bar chart: Q1 2012: 10.43%; Q2 2012: (3.36%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2013)
Portfolio Optimization Growth Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.10%
Service Fee	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
1 year	rr_ExpenseExampleYear01	$ 105
3 years	rr_ExpenseExampleYear03	328
5 years	rr_ExpenseExampleYear05	569
10 years	rr_ExpenseExampleYear10	1,259
1 year	rr_ExpenseExampleNoRedemptionYear01	105
3 years	rr_ExpenseExampleNoRedemptionYear03	328
5 years	rr_ExpenseExampleNoRedemptionYear05	569
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,259
2012	rr_AnnualReturn2012	14.02%
2013	rr_AnnualReturn2013	17.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarterly performance reflected within the bar chart:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarterly performance reflected within the bar chart:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.36%)
Label	rr_AverageAnnualReturnLabel	Class I (incepted May 2, 2011)
1 year	rr_AverageAnnualReturnYear01	17.46%
Since Inception	rr_AverageAnnualReturnSinceInception	7.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 02, 2011
Portfolio Optimization Growth Portfolio | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	32.39%
Since Inception	rr_AverageAnnualReturnSinceInception	14.59%
Portfolio Optimization Growth Portfolio | Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	(2.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Portfolio Optimization Growth Portfolio | MSCI EAFE Index (Net) (reflects no deductions for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (Net) (reflects no deductions for fees or expenses)
1 year	rr_AverageAnnualReturnYear01	22.78%
Since Inception	rr_AverageAnnualReturnSinceInception	5.56%
Portfolio Optimization Growth Portfolio | Portfolio Optimization Growth Composite Benchmark (reflects no deductions for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Portfolio Optimization Growth Composite Benchmark (reflects no deductions for fees or expenses)
1 year	rr_AverageAnnualReturnYear01	21.16%
Since Inception	rr_AverageAnnualReturnSinceInception	9.89%